The Lou Holland Trust

35 West Wacker Drive, Suite 3260

Chicago, IL 60601









May 7, 1997



Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention:  File Room



Re:     The Lou Holland Trust (the "Trust")

           File Nos. 333-00935 and 811-07533



Ladies and Gentlemen:



Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from those filed in the most recent post-effective amendment, which was filed electronically on April 30, 1997.



Respectively,





/s/ Monica L. Walker

Monica L. Walker

Secretary